Capital Stock (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2012 acre	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 Armada Oil And Gas [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member] Common Stock [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member]	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre
Capital Stock [Abstract]
Preferred Stock, par value per share	$ 0.01		$ 0.01	$ 0.01
Preferred Stock, shares authorized	1,000,000		1,000,000	1,000,000
Reverse stock split ratio			0.2
Class of Stock [Line Items]
Common stock issued for purchase of oil and gas lease on July 29, 2011, shares									1,800,000
Acres of undeveloped land	2,288				1,280				300
Business Acquisition, common stock issued as consideration						8,870,000
Business Acquisition, warrants issued as consideration							2,520,000	2,520,000
Warrant, weighted average exercise price							2.0	3.0
Common stock issued for cash, shares	475,556	1,174,785